Distribution of Total Assets by Business Segment (Detail) (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 1,045,655	$ 949,538
Clinical Research
Segment Reporting Information [Line Items]
Assets	992,578	889,534
Central Laboratory
Segment Reporting Information [Line Items]
Assets	$ 53,077	$ 60,004